Annual Total Returns - Voya US High Dividend Low Volatilty Fund (Class P3 Shares) [BarChart] - Class P3 Shares - Voya US High Dividend Low Volatilty Fund - Class P3	Sep. 30, 2021
Bar Chart Table:
2011
2012
2013
2014
2015
2016
2017
2018
2019	25.97%
2020	3.43%